Filed with the Securities and Exchange Commission on February 13, 2026
REGISTRATION NO. 333-288843
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO.6
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
(Name of Insurance Company)
213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102-2992
(Address of Insurance Company’s principal executive offices)
(973) 802-7333
(Insurance Company’s Telephone Number, including Area Code)
AMY M. WOLTMAN
  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102
(Name and address of agent for service)
COPIES TO:
RICHARD KIRK
VICE PRESIDENT
PRUCO LIFE INSURANCE COMPANY
ONE CORPORATE DRIVE
SHELTON, CONNECTICUT 06484
(203) 925-3707
Approximate Date of Proposed Offering: Continuously on and after the effective date of this Registration Statement
It is proposed that this filing become effective: (check appropriate box)
□	immediately upon filing pursuant to paragraph (b) of Rule 485
⊠	on March 21, 2026 pursuant to paragraph (b) of Rule 485
□	60 days after filing pursuant to paragraph (a)(i) of Rule 485
□	on ___________ pursuant to paragraph (a)(i) of Rule 485
If appropriate, check the following box:
⊠	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:
□	New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
□	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))on May 1, 2025 pursuant to paragraph (b) of Rule 485
□
If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

□	Insurance Company relying on Rule 12h-7 under the Exchange Act
□	Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act

______________________________________________________________________________________________________________
EXPLANATORY NOTE
This Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-288843, is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) for the sole purpose of delaying, until March 21, 2026, the effectiveness of Post-Effective Amendment No. 1, which was filed on August 5, 2025 (accession no. 0002077808-25-000008) pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act and to submit a revised Power of Attorney exhibit. We have received Staff comments related to Post-Effective Amendment No. 1 and responded to comments in a Correspondence filing on January 23, 2026 (Accession no. 0002077808-26-000008). We are awaiting any further Staff comments, and we will make a filing pursuant to Rule 485 at a future date that incorporates our responses to the comments and any required missing information or items. The Prospectus and Statement of Additional Information that were filed as part of Post-Effective Amendment No. 1 are hereby incorporated by reference.  Other than as set forth herein, this Post-Effective Amendment No. 6 does not amend or delete any other part of this Registration Statement.

PART C
OTHER INFORMATION

ITEM 27. EXHIBITS:

(a)	Not Applicable.
(b)	Not Applicable.
(c)(1)

Underwriting Agreement between Prudential Annuities Distributors, Inc. and Pruco Life Insurance Company of New Jersey. Incorporated by reference to Form S-3/A, Registration No. 333-220098, filed September 29, 2017 on behalf of the Pruco Life Insurance Company of New Jersey.

(d)(1)	Discovery Select Variable Annuity Contract. Incorporated by reference to Form S-3/A, Registration No. 333-220098, filed September 29, 2017 on behalf of the Pruco Life Insurance Company of New Jersey.
(2)

Strategic Partners Select Variable Annuity Contract. Incorporated by reference to Form S-3/A, Registration No. 333-220119, filed September 29, 2017 on behalf of the Pruco Life Insurance Company of New Jersey.

(e)	Not Applicable.
(f)(1)

Certificate of Incorporation of Pruco Life Insurance Company of New Jersey, as amended March 11, 1983. Incorporated by reference to    Post-Effective Amendment No. 40 to Form N-6, Registration No. 002-89780, filed April 21, 2009 on behalf of Pruco Life of New Jersey Variable Appreciable Account.

(2)

Certificate of Amendment of the Certificate of Incorporation of Pruco Life Insurance Company of New Jersey, February 12, 1998. Incorporated by reference to    Post-Effective Amendment No. 40 to Form N-6, Registration No. 002-89780, filed April 21, 2009 on behalf of Pruco Life of New Jersey Variable Appreciable Account.

(3)

Certificate of Amendment to the Certificate of Incorporation of Pruco Life Insurance Company of New Jersey dated October 1, 2012 is incorporated by reference to Post-Effective Amendment No. 47 to Registration Statement 002-89780, filed April 10, 2015 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

(4)

Certificate of Amendment to the Certificate of Incorporation of Pruco Life Insurance Company of New Jersey, September 3, 2019 is incorporated by reference to the Annual Report of Form 10-K for the year ended December 31, 2019, Registration No. 333-18053 filed March 5, 2020, on behalf of Pruco Life Insurance Company of New Jersey.

(5)

By-laws of Pruco Life Insurance Company of New Jersey, as amended August 4, 1999. Incorporated by reference to      Post-Effective Amendment No. 40 to Form N-6, Registration No. 002-89780, filed April 21, 2009 on behalf of Pruco Life of New Jersey Variable Appreciable Account.

(g)	Not Applicable.
(h)	Not Applicable.
(i)	Not Applicable.
(j)	Not Applicable.
(k)	Opinion of Counsel. To be filed by amendment.
(l)	Written Consent of Independent Registered Public Accounting Firm. To be filed by amendment.
(m)	Not Applicable.
(n)	Not Applicable.
(o)	Not Applicable.
(p)	Powers of Attorney: Reshma V. Abraham, Markus Coombs, Alan M. Finkelstein, Scott E. Gaul, Bradley O. Harris, and Salene Hitchcock-Gear. Filed Herewith.
(q)	Not Applicable.
(r)	Not Applicable.

ITEM 28. DIRECTORS AND OFFICERS OF THE INSURANCE COMPANY:

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION AND OFFICES WITH INSURANCE COMPANY
Reshma V. Abraham 213 Washington Street Newark, New Jersey 07102	Director and Vice President
Markus Coombs 213 Washington Street Newark, New Jersey 07102	Director, Chief Accounting Officer, Chief Financial Officer, and Vice President
Alan M. Finkelstein 751 Broad Street Newark, New Jersey 07102	Director and Treasurer
Scott E. Gaul One Corporate Drive Shelton, Connecticut 06484	Director, President and Chief Executive Officer
Bradley O. Harris 213 Washington Street Newark, New Jersey 07102	Director
Salene Hitchcock-Gear 213 Washington Street Newark, New Jersey 07102	Director
Daniel T. McNulty 600 Office Center Drive, Apex Office Park Fort Washington, Pennsylvania 19034	Chief Compliance Officer, Variable Life & Variable Annuities Registered Separate Accounts
Matthew Silver 213 Washington Street Newark, New Jersey 07102	Chief Actuary and Senior Vice President
Amy M. Woltman 751 Broad Street Newark, New Jersey 07102	Chief Legal Officer, Vice President and Secretary

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR THE REGISTERED SEPARATE ACCOUNT:

Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life Insurance Company (“Pruco Life”). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc.

The subsidiaries of Prudential Financial Inc. (“PFI”) are listed under Exhibit 21.1 of the Annual Report on Form 10-K of PFI (Registration No.  001-16707), filed on February 13, 2025, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of  the voting securities of Prudential’s Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential’s Gibraltar Fund, Inc. is  registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the “Act”).

ITEM 30. INDEMNIFICATION:

Pruco Life Insurance Company of New Jersey (“Pruco Life of New Jersey”), in conjunction with certain of its affiliates, maintains various insurance coverages under which the underwriter and certain affiliated persons may be insured against liability, which may be incurred in such capacity, subject to the terms, conditions, and exclusions of the insurance polices.

New Jersey, being the state of organization of  Pruco Life of New Jersey, permits entities organized under its  jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of New Jersey law permitting indemnification can be  found in Section 14A:3-5 of the New Jersey Statutes Annotated. The text of Pruco Life of New Jersey’s By-law, Article V, which relates to indemnification of officers and directors, is included in exhibit (f)(5) to this registration statement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”) may be permitted to directors, officers and controlling persons of Pruco Life of New Jersey pursuant to the foregoing provisions or otherwise, Pruco Life of new Jersey has been advised that in the  opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore,  unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Pruco Life of New Jersey of expenses incurred or paid by a director, officer or controlling person of Pruco Life of New Jersey in the successful defense of any action, suit or proceeding) is asserted by such  director, officer or controlling person in connection with the securities being registered, Pruco Life of New Jersey will, unless in the opinion of its counsel the  matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is  against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 31. PRINCIPAL UNDERWRITERS:

(a) Prudential Annuities Distributors, Inc. (PAD)

PAD serves as principal underwriter for variable annuities issued by various insurance companies. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Qualified Individual Variable Contract Account, The Prudential Individual Variable Contract Account, Prudential’s Annuity Plan Account, Prudential’s Investment Plan Account, and Prudential’s Annuity Plan Account-2. In addition, PAD serves as principal underwriter for variable annuities issued by Fortitude Life Insurance & Annuity Company and its Fortitude Life Insurance & Annuity Company Variable Account B.

(b) Information concerning the directors and officers of PAD is set forth below:

NAME	POSITIONS AND OFFICES WITH UNDERWRITER
Suzanne Amari One Corporate Drive Shelton, Connecticut 06484	Director
Kevin M. Brayton 280 Trumbull Street Hartford, Connecticut 06103	Senior Vice President and Director
Tracey Carroll One Corporate Drive Shelton, Connecticut 06484	President and Director
Jessica Conley 2101 Welsh Road Dresher, Pennsylvania 19025	Vice President
Markus Coombs 213 Washington Street Newark, New Jersey 07102	Director
Kelly Florio 751 Broad Street Newark, New Jersey 07102	Anti-Money Laundering Officer
Christina A. Hartnett One Corporate Drive Shelton, Connecticut 06484	Chief Operating Officer and Vice President
Donald Mallavia One Corporate Drive Shelton, Connecticut 06484	Director
Shane T. McGrath 280 Trumbull Street Hartford, Connecticut 06103	Chief Compliance Officer and Vice President
Anju Nanda One Corporate Drive Shelton, Connecticut 06484	Chairman, Chief Executive Officer and Director
Frank Papasavas 751 Broad Street Newark, New Jersey 07102	Treasurer
Robert P. Smit 751 Broad Street Newark, New Jersey 07102	Chief Financial Officer and Controller
Jordan Thomsen 213 Washington Street Newark, New Jersey 07102	Chief Legal Officer and Secretary
Amy M. Woltman 751 Broad Street Newark, New Jersey, 07102	Vice President and Assistant Secretary

(c) Commissions received by PAD during [2025] with respect to all individual annuities issued by Pruco Life of New Jersey.

[to be updated by amendment]

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
Prudential Annuities Distributors, Inc.*	[$_]	$-0-	$-0-	$-0-
*	PAD did not retain any of these commissions.

ITEM 31A. INFORMATION ABOUT CONTRACTS WITH INDEX-LINKED OPTIONS AND FIXED OPTIONS SUBJECT TO A CONTRACT ADJUSTMENT

[To be updated by amendment]

(a) As of [December 31, 2025]:

NAME OF CONTRACT	NUMBER OF CONTRACTS OUTSTANDING	TOTAL VALUE ATTRIBUTABLE TO THE INDEX-LINKED OPTION AND/OR FIXED OPTION SUBJECT TO A CONTRACT ADJUSTMENT	NUMBER OF CONTRACTS SOLD DURING THE PRIOR CALENDAR YEAR	GROSS PREMIUMS RECEIVED DURING THE PRIOR CALENDAR YEAR	AMOUNT OF CONTRACT VALUE REDEEMED DURING THE PRIOR CALENDAR YEAR	COMBINATION CONTRACT (YES/NO)
Discovery Select Variable Annuity	[ ]	$[ ]	0	$[ ]	$[ ]	Yes
Strategic Partners Select Variable Annuity	[ ]	$[ ]	0	$[ ]	$[ ]	Yes

(b) Not Applicable.

ITEM 32. LOCATION OF ACCOUNTS AND RECORDS

Not Applicable.

ITEM 33. MANAGEMENT SERVICES

None.

ITEM 34. FEE REPRESENTATION AND UNDERTAKINGS

With regard to the offering of the  MVA Fixed Allocation investment options  under this registration statement, the Company undertakes:

(1)	To file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement to include any prospectus required by section 10(a)(3) of the Securities Act; and

(2)	That, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Insurance Company certifies that it meets the requirements for effectiveness of this post-effective amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Newark and the State of New Jersey on this  13th day of February 2026.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY (INSURANCE COMPANY)
By:	Scott E. Gaul*
Scott E. Gaul President and Chief Executive Officer

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE
Reshma V. Abraham* Reshma V. Abraham	Director and Vice President	February 13, 2026
Markus Coombs* Markus Coombs	Chief Financial Officer, Chief Accounting Officer, Vice President and Director	February 13, 2026
Alan M. Finkelstein* Alan M. Finkelstein	Director and Treasurer	February 13, 2026
Scott E. Gaul* Scott E. Gaul	Director, President and Chief Executive Officer	February 13, 2026
Bradley O. Harris* Bradley O. Harris	Director	February 13, 2026
Salene Hitchcock-Gear* Salene Hitchcock-Gear	Director	February 13, 2026

By:	/s/ Richard H. Kirk
Richard H. Kirk
*	Executed by Richard H. Kirk on behalf of those indicated pursuant to Power of Attorney.